Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7	PROPERTY AND EQUIPMENT

	Office equipment	Furniture and fittings	Office renovation	Computer & software	Machinery	Work- in-progress	Total
	US$	US$	US$	US$	US$	US$	US$

Cost
At January 1, 2024	66,374	78,771	467,157	71,561	-	155,418	839,281
Additions	6,035	2,638	68,032	12,282	-	238,091	327,078
Disposal of controlling interest in subsidiaries	(1,453)	-	-	(1,006)	-	(375,576)	(378,035)
Currency realignment	1,301	2,034	10,032	1,903	-	4,133	19,403
At December 31, 2024	72,257	83,443	545,221	84,740	-	22,066	807,727
Additions	40,986	117,224	578,055	65,678	173,314	-	975,257
Disposal of controlling interest in subsidiaries	(82,794)	(90,196)	(144,579)	(47,008)	(173,314)	(22,066)	(559,957)
Currency realignment	7,122	8,235	46,212	8,500	-	-	70,069
At December 31, 2025	37,571	118,706	1,024,909	111,910	-	-	1,293,096

Accumulated depreciation:
At January 1, 2024	12,835	30,008	80,622	18,951	-	-	142,416
Charges	7,507	14,856	51,236	15,816	-	-	89,415
Disposal of controlling interest in subsidiaries	(277)	-	-	(339)	-	-	(616)
Currency realignment	337	788	1,803	500	-	-	3,428
At December 31, 2024	20,402	45,652	133,661	34,928	-	-	234,643
Charges	6,827	25,094	78,847	19,885	-	-	130,653
Disposal of controlling interest in subsidiaries	(26,081)	(60,533)	(49,342)	(26,178)	-	-	(162,134)
Currency realignment	2,400	5,922	15,854	4,589	-	-	28,765
At December 31, 2025	3,548	16,135	179,020	33,223	-	-	231,926

Carrying amount:
At December 31, 2024	51,855	37,791	411,560	49,812	-	22,066	573,084
At December 31, 2025	34,023	102,571	845,889	78,687	-	-	1,061,170